Taxes on Income (Details) - Schedule of the reconciliation of the income tax benefit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of the Reconciliation of the Income Tax Benefit [Abstract]
Loss before income taxes, as reported in the consolidated statements of operations	$ 40,494	$ 58,092	$ 15,625
Statutory tax rate	23.00%	23.00%	23.00%
Income tax benefit at statutory tax rate	$ (9,314)	$ (13,361)	$ (3,594)
Effect of other non-deductible differences	475	6,129	371
Remeasurement of deferred taxes from currency exchange	3,517	209	(1,093)
Change in valuation allowance	5,322	7,023	4,316
Reported income taxes benefit